GOODWILL ON ACQUISITIONS NET (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL ON ACQUISITIONS NET
Goodwill		$ 9.5
Non-cash impairment charge	$ 2.7